Note 11 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Estimated weighted average amortization period (Year)	8 years 36 days
Intangible assets, acquired	$ 198,333
Customer Lists and Relationships [Member]
Finite life intangible assets, acquired	$ 52,193
Estimated weighted average amortization period (Year)	9 years 292 days
Servicing Contracts [Member]
Finite life intangible assets, acquired	$ 99,900
Estimated weighted average amortization period (Year)	8 years 73 days
Trademarks and Trade Names [Member]
Finite life intangible assets, acquired	$ 3,500
Estimated weighted average amortization period (Year)	2 years
Brokerage Backlog [Member]
Finite life intangible assets, acquired	$ 8,740
Estimated weighted average amortization period (Year)	255 days
Other Intangible Assets [Member]
Finite life intangible assets, acquired	$ 4,800
Estimated weighted average amortization period (Year)	4 years 219 days
Licensing Agreements [Member]
Licenses - indefinite life	$ 29,200